Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
GOODWILL [Abstract]
Goodwill
	As of December 31,
	2017	2018
Beginning balance	$5,565	$5,908
Foreign currency translation adjustment	343	(283)
Ending balance	$5,908	$5,625